Financial instruments (Disclosure of financial instruments) (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value through profit and loss ("FVTPL")
Cash	$ (54,227)	$ 47,098	$ 24,950	$ 9,273
Marketable securities	1,755,000	1,785,510	1,819,800
Other financial liabilities
Overdraft	54,227	0	0
Convertible debenture derivative	1,025,803	1,027,427	0
Option liability	0	0	3,811,504
Fair Value Hierarchy, Level 1 [Member] | Fair value [Member]
Fair value through profit and loss ("FVTPL")
Cash	0	47,098	24,950
Fair Value Hierarchy, Level 2 [Member] | Fair value [Member]
Fair value through profit and loss ("FVTPL")
Marketable securities	1,755,000	1,785,510	1,819,800
Fair Value Hierarchy, Level 3 [Member] | Fair value [Member]
Other financial liabilities
Overdraft	54,227	0	0
Convertible debenture derivative	1,025,803	1,027,427	0
Option liability	$ 0	$ 0	$ 3,811,504